Right of Use Assets and Operating Lease Liability (Details) - Schedule of Operating Lease Costs - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Lease Costs [Abstract]
Operating lease costs	$ 221,369	$ 136,966
Short-term lease costs	235,458	155,515
Total lease costs	456,827	292,481
Supplemental cash flow information:
Operating cash flows from operating leases	1,966,360	139,437
Right-of-use obtained in exchange for new operating lease liabilities	$ (2,073,499)	$ (66,442)
Weighted-average remaining lease term (years):
Operating leases	4 years 9 months	8 months 12 days